Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
BANK LOANS (53.70%)(a)(b)
Communication Services (3.65%)
Next Flight Ventures, Delayed Draw Term Loan(c)(d)(e)	14.70%	3M SOFR + 10.00%	12/26/2025	$956,669	$927,651
Next Flight Ventures, First Lien Term Loan(c)(d)	14.59%	3M SOFR + 10.00%	12/26/2025	4,572,432	4,454,006
Synamedia Americas Holdings, Inc., First Lien Term Loan(c)	12.11%	3M SOFR + 7.75%, 1.00% Floor	12/05/2028	2,610,345	2,559,443
					7,941,100
Consumer Discretionary (4.83%)
Arrow Purchaser, Inc., First Lien Initial Term Loan(c)	11.34%	3M SOFR + 6.75%, 1.00% Floor	04/15/2026	2,062,500	2,031,769
Lucky Bucks Holdings LLC, Subordinated Note(c)(f)	–%	3M SOFR + 4.75%, 0.75% Floor	05/29/2028	10,013,460	1,938,606
Needle Holdings LLC, First Lien Term Loan(c)	13.83%	1M SOFR + 9.50%	06/22/2027	2,354,542	1,824,770
PMP OPCO, LLC, Delayed Draw Term Loan(c)(e)(g)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(36,872)
PMP OPCO, LLC, First Lien Term Loan(c)(g)	12.86%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,259,297	1,191,673
PMP OPCO, LLC, Revolver(c)(e)(g)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(7,552)
Riddell Inc., Delayed Draw Term Loan(c)(e)(g)	–%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	–	–
Riddell Inc., First Lien Term Loan(c)(g)	10.48%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	3,568,182	3,568,182
					10,510,576
Consumer Staples (6.11%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan(c)	12.22%	1M SOFR + 7.75%	10/01/2026	2,500,000	2,262,050
BrightPet, First Lien Term Loan(c)(d)	9.49%	3M SOFR + 6.25%, 0.75% PIK, 1.00% Floor	10/06/2026	1,949,809	1,913,933
BrightPet, Revolver(c)(d)	11.04%	3M SOFR + 4.00%, 3.00% PIK, 1.00% Floor	10/06/2026	505,959	496,650
Florida Food Products LLC, Second Lien Term Loan(c)	12.59%	3M SOFR + 8.00%, 0.75% Floor	10/18/2029	5,652,174	4,303,000
Phillips Feed Service, Inc., First Lien Term Loan(c)	11.46%	1M SOFR + 7.00%	05/30/2025	5,250,000	4,305,000
					13,280,633
Financials (9.83%)
BetaNXT, Inc., First Lien Term Loan(c)	10.08%	3M SOFR + 5.75%	07/01/2029	2,340,076	2,249,515
Cor Leonis Limited, Revolver(c)(e)	11.58%	1M SOFR + 7.25%, 1.50% Floor	05/15/2028	2,145,224	2,145,224
DeltaDx Limited, LP - Barri/Dolex(c)(d)	15.00%	15.00% PIK	06/30/2028	322,457	316,814
H-CA II, LLC, First Lien Term Loan(c)	16.00%	N/A	09/01/2025	1,724,075	1,560,288
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes(c)(e)	N/A	N/A	07/15/2052	2,499,805	3,171,752
Irradiant Intermediate Holdings, LP. Delayed Draw Term Loan(c)(e)	10.93%	3M SOFR + 6.50%, 1.50% Floor	06/08/2028	870,000	879,135
Irradiant Intermediate Holdings, LP. First Lien Term Loan(c)	10.93%	3M SOFR + 6.50%, 1.50% Floor	06/08/2028	1,450,000	1,459,135
Money Transfer Acquisition Inc., First Lien Term Loan(c)	12.71%	1M SOFR + 8.25%, 1.00% Floor	12/14/2027	6,001,471	5,874,239
PocketWatch, Inc., First Lien Term Loan(c)	–%	N/A	07/15/2027	1,408,823	1,408,623
SouthStreet Securities Holdings, Inc., First Lien Term Loan(c)	9.00%	N/A	09/20/2027	2,700,000	2,301,750
					21,366,475

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Health Care (7.93%)
American Academy Holdings, LLC, Delayed Draw Term Loan(c)(d)	14.22%	3M SOFR + 4.50%, 5.25% PIK, 1.00% Floor	01/01/2025	$405,256	$407,282
American Academy Holdings, LLC, First Lien Term Loan(c)(d)	14.22%	1M SOFR + 4.50%, 5.25% PIK, 1.00% Floor	01/01/2025	2,042,487	2,052,700
American Academy Holdings, LLC, Second Lien Term Loan(c)(d)	14.50%	14.50% PIK	03/01/2028	4,239,148	3,979,712
PhyNet Dermatology LLC, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	7,759
PhyNet Dermatology LLC, First Lien Term Loan(c)	11.12%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	1,940,997	1,926,440
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)	13.19%	3M SOFR + 8.50%	11/22/2027	7,500,000	5,859,375
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan(c)(e)	12.73%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	709,508	709,773
VBC Spine Opco LLC (DxTX Pain and Spine LLC), First Lien Term Loan(c)	12.81%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	2,165,662	2,148,770
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver(c)(e)	12.69%	3M SOFR + 8.00%, 2.00% Floor	06/14/2028	161,290	159,403
					17,251,214
Industrials (5.91%)
Epic Staffing Group, First Lien Term Loan(c)	10.51%	1M SOFR + 6.00%, 0.50% Floor	06/28/2029	1,959,185	1,753,471
Marvel APS (Autorola Group Holding A/S), Delayed Draw Term Loan(c)(d)(h)	10.00%	10.00% PIK	12/21/2027	3,364,715	3,777,414
Material Handling Systems, Inc., First Lien Term Loan(c)	9.76%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,887,263	1,655,602
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 7.00%, 2.00% Floor	12/11/2029	–	–
Newbury Franklin Industrials, LLC, First Lien Term Loan(c)	11.40%	3M SOFR + 7.00%, 2.00% Floor	12/11/2029	4,013,158	3,912,829
VORTEX OPCO, LLC, First Lien Term Loan (First Out)(c)	10.58%	3M SOFR + 6.25%	04/30/2030	720,000	747,000
VORTEX OPCO, LLC, First Lien Term Loan (Second Out)(c)(f)	–%	3M SOFR + 4.25%, 0.50% Floor	12/15/2028	1,583,833	1,006,526
					12,852,842
Information Technology (15.44%)
Accurate Background, LLC, First Lien Term Loan(c)	10.59%	3M SOFR + 6.00%, 1.00% Floor	03/26/2027	4,367,265	4,329,270
Ancile Solutions, Inc., First Lien Term Loan(c)	14.62%	3M SOFR + 10.00%, 1.00% Floor	06/11/2026	3,448,144	3,448,833
Colonnade Intermediate, LLC, Delayed Draw Term Loan(c)(f)	–%	1M SOFR + 7.00%, 1.00% Floor	04/27/2024	1,473,901	1,061,946
Colonnade Intermediate, LLC, First Lien Term Loan(c)(f)	–%	1M SOFR + 7.00%, 1.00% Floor	04/27/2024	1,542,157	1,111,123
DCert Buyer, Inc. First Amendment Term Loan Refinancing, Second Lien Term Loan(c)	11.36%	1M SOFR + 7.00%	02/16/2029	3,600,000	3,038,634
Diamanti, Inc., Subordinated Note(c)(d)	15.00%	15.00% PIK	02/28/2025	4,082,978	4,145,040
EagleView Technology Corp., Second Lien Term Loan(c)	11.98%	3M SOFR + 7.50%	08/14/2026	1,495,652	1,140,435
Ivanti Software, Inc., Second Lien Initial Term Loan(c)	12.12%	3M SOFR + 7.25%, 0.50% Floor	12/01/2028	4,000,000	2,305,000
Kofax, Inc., Second Lien Term Loan(c)	12.34%	3M SOFR + 7.75%, 0.50% Floor	07/20/2030	4,000,000	3,590,000
Precisely Software Incorporated, Second Lien Term Loan(c)	12.10%	3M SOFR + 7.25%, 0.75% Floor	04/23/2029	3,000,000	2,902,875
Spectrio, Delayed Draw Term Loan(c)	10.51%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	1,159,980	1,046,882

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
Spectrio, First Lien Term Loan(c)	10.51%	3M SOFR + 6.00%, 1.00% Floor	12/09/2026	$2,780,878	$2,509,743
VTX Intermediate Holdings, Inc.(c)(d)	11.65%	1M SOFR + 6.00%, 1.00% PIK, 2.00% Floor	12/12/2029	1,144,465	1,133,021
VTX Intermediate Holdings, Inc.(c)(d)	12.50%	12.50% PIK	12/12/2030	1,855,535	1,818,424
					33,581,226
TOTAL BANK LOANS
(Cost $132,024,657)					116,784,066

ASSET BACKED SECURITIES AND CORPOATE BONDS (6.76%)
ASSET BACKED SECURITIES (4.13%)(a)(b)
Canyon Capital CLO 2014-1, Ltd., Class ER(i)	12.55%	3M SOFR + 7.70%	01/30/2031	1,000,000	770,844
JMP Credit Advisors CLO IV, Ltd.(c)	–%	N/A	07/17/2029	4,836,540	122,848
JMP Credit Advisors CLO V, Ltd.(c)	–%	N/A	07/17/2030	4,486,426	230,602
Mount Logan Funding 2018-1 LP(c)(g)(i)	22.14%	N/A	01/22/2033	7,798,575	4,960,674
Octagon Investment Partners 36, Ltd., Class F(i)	12.67%	3M SOFR + 7.75%	04/15/2031	1,000,000	799,383
Octagon Investment Partners XIV, Ltd., Class ER(i)	13.27%	3M SOFR + 8.35%	07/15/2029	2,132,000	784,521
Saranac CLO VII, Ltd., Class ER(i)	11.50%	3M SOFR + 6.72%	11/20/2029	500,000	114,952
Tralee CLO II, Ltd., Class ER(i)	12.73%	3M SOFR + 7.85%	07/20/2029	1,000,000	829,922
Tralee CLO II, Ltd., Class FR(f)(i)	–%	3M SOFR + 8.35%	07/20/2029	1,000,000	139
Voya CLO 2014-2, Ltd., Class ER(i)	12.61%	3M SOFR + 7.70%	04/17/2030	1,000,000	357,086
					8,970,971
CORPORATE BONDS (2.63%)(a)(b)
Communications (0.92%)
Spanish Broadcasting System, Inc.(i)	9.75%	N/A	03/01/2026	3,000,000	1,996,755

Consumer Discretionary (0.00%)
Monitronics - Escrow(c)	–%	N/A	12/31/2049	2,650,000	–

Consumer Staples (0.12%)
H-Food Holdings LLC / Hearthside Finance Co., Inc.(f)(i)	–%	N/A	06/01/2026	7,978,000	259,285

Financials (0.98%)
EJF CRT 2024-R1 LLC, Class R1(c)	12.18%	N/A	12/17/2055	2,141,504	2,141,504

Industrials (0.61%)
Vortex Opco LLC(f)(i)	–%	8.00%	04/30/2030	3,135,000	1,159,950
Wesco Aircraft Holdings, Inc.(f)(i)	–%	N/A	11/15/2027	4,636,000	162,260
					1,322,210
TOTAL ASSET BACKED SECURITIES AND CORPOATE BONDS
(Cost $32,913,375)					14,690,725

EQUIPMENT FINANCING (0.61%)
Equipment Financing (0.61%)
White Oak Equipment Finance 1, LLC(b)(c)(j)	10.75%	N/A	01/01/2027	1,317,068	1,317,068

TOTAL EQUIPMENT FINANCING
(Cost $1,317,068)					1,317,068

			Dividend Rate	Shares	Value
PREFERRED STOCK (3.33%)(b)
Consumer Discretionary (3.17%)
EBSC Holdings LLC, Preferred(a)(c)(d)(g)			10.00% PIK	1,076,962	1,187,351
Pennfoster(a)(c)(d)			14.49%	5,518,867	5,518,867

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

		Shares	Value
PREFERRED STOCK (3.33%)(b) (continued)
Consumer Discretionary (3.17%) (continued)
Princeton Medspa Partners, LLC(a)(c)(d)(g)(j)	12.50% PIK	265,913	$214,644
			6,920,862

Health Care (0.07%)
American Academy Holdings. Inc., Preferred(a)(c)(d)(j)	18.00%	90,970	151,011

Industrials (0.09%)
GreenPark Infrastructure, LLC Series A, Preferred(c)(g)(j)(k)		400	200,000

TOTAL PREFERRED STOCK
(Cost $6,952,736)			7,271,873

COMMON EQUITY (9.81%)(b)
Communication Services (0.00%)
Next Flight Ventures(c)(k)		88	–
NFV Co-Pilot, Inc.(c)(k)		441	–
			–

Consumer Discretionary (1.76%)
CEC ENTERTAINMENT, INC.(k)		79,564	1,087,361
JoAnn Inc.(c)(k)		1,570,371	2,730,650
			3,818,011

Diversified (4.83%)
Ares Capital Corp.		117,223	2,566,011
CION Investment Corp.		120,800	1,377,120
FS KKR Capital Corp.		105,137	2,283,576
Portman Ridge Finance Corp.(g)		25,504	416,735
SLR Investment Corp.		115,211	1,861,810
WhiteHorse Finance, Inc.		207,328	2,006,935
			10,512,187

Financials (0.82%)
Aperture Dodge 18 LLC(c)(k)		2,051,573	1,774,850

Health Care (0.19%)
American Academy Holdings. Inc., Common Units(c)(j)(k)		0.05	276,604
DxTX Pain and Spine LLC, Common Units(c)(j)(k)		98,854	139,385
			415,989

Industrials (0.41%)
GreenPark Infrastructure, LLC Series M-1(c)(g)(j)(k)		2,565	880,783

Information Technology (0.00%)
VTX Holdings LLC(c)(k)		932,474	–

Real Estate (1.80%)
Copper Property CTL Pass Through Trust		319,520	3,910,925

TOTAL COMMON EQUITY
(Cost $21,680,713)			21,312,745

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Value
INTERVAL FUND (2.14%)(b)
Interval Fund (2.14%)
Opportunistic Credit Interval Fund(g)	404,786	$4,646,947

TOTAL INTERVAL FUND
(Cost $4,873,627)		4,646,947

JOINT VENTURE (0.19%)(b)
Joint Venture (0.19%)
Great Lakes Funding II LLC, Series A(e)(g)(l)(m)	413,087	412,515

TOTAL JOINT VENTURE
(Cost $413,087)		412,515

PRIVATE INVESTMENT FUNDS (17.82%)(b)
BlackRock Global Credit Opportunities Fund, LP(e)(l)(n)		8,229,857
CVC European Mid-Market Solutions Fund(e)(l)(n)		1,554,551
EJF Financial Debt Strategies Fund LP(l)		778,785
GSO Credit Alpha Fund II LP(e)(l)(n)		2,129,954
Monroe Capital Private Credit Fund III LP(e)(l)(n)		7,085,535
Pelham S2K SBIC II, L.P.(e)(l)(n)		355,736
Tree Line Credit Strategies LP(l)(n)		18,625,120
		38,759,538

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $40,615,778)		38,759,538

Warrants (0.31%)(b)
CEC Entertainment, Inc. Warrants	237,941	273,632
Diamanti, Inc., Class A(c)	146,413	–
Princeton Medspa Partners, LLC, Warrants(c)(g)(j)	0.09	11,349
SouthStreet Securities Holdings, Inc., Warrants(c)	3,400	384,948

TOTAL Warrants
(Cost $390,456)		669,929

	Number of Contracts	Value
DERIVATIVES (0.00%)
Princeton Medspa Partners, LLC, Put(c)(g)(j)	250,000	–

TOTAL DERIVATIVES
(Cost $–)		–

SHORT-TERM INVESTMENT (5.22%)
Money Market Funds (5.22%)
US BANK MMDA - USBGFS 9, 4.20%(b)(o)	11,341,827	11,341,827

TOTAL SHORT-TERM INVESTMENT
(Cost $11,341,827)		11,341,827

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

INVESTMENTS, AT VALUE (99.89%)
(Cost $252,523,324)	$217,207,233

Other Assets In Excess Of Liabilities (0.11%)	238,524

NET ASSETS (100.00%)	$217,445,757

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
PIK - Payment in-Kind

Reference Rates:
1M SOFR - 1 Month US SOFR as of December 31, 2024 was 4.33%.
3M SOFR - 3 Month US SOFR as of December 31, 2024 was 4.30%.
6M SOFR - 6 Month US SOFR as of December 31, 2024 was 4.25%.

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	These investments are pledged to secure the Fund’s debt obligations.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Payment in-kind security which may pay interest in additional par.
(e)	All or a portion of this commitment was unfunded as of December 31, 2024.
(f)	Non-accrual investment.
(g)	Affiliate company.
(h)	Principal balance denominated in euros.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate market value of those securities was $12,195,771, representing 5.61% of net assets.
(j)	Investment is held through ACIF Master Blocker, LLC, wholly-owned subsidiary.
(k)	Non-income producing security.
(l)	Restricted security.
(m)	During the period ended December 31, 2024, the Fund invested $29,910 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $-, and reported change in unrealized depreciation of $10,151 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $14,542 during the period ended December 31, 2024.
(n)	Investment is held through CIF Investments LLC, a wholly-owned subsidiary.
(o)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2024.

Securities determined to be restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/31/2018 - 09/30/2024	BlackRock Global Credit Opportunities Fund, LP	$9,797,727	$8,229,857	3.78%
09/30/2017 - 09/30/2021	CVC European Mid-Market Solutions Fund	3,066,851	1,554,551	0.71%
06/30/2024 - 09/30/2024	EJF Financial Debt Strategies Fund LP	750,000	778,785	0.36%
08/05/2022 - 12/31/2024	Great Lakes Funding II LLC, Series A	413,087	412,515	0.19%
06/30/2018 - 03/31/2021	GSO Credit Alpha Fund II LP	875,997	2,129,954	0.98%
09/30/2018 - 12/31/2020	Monroe Capital Private Credit Fund III LP	6,765,573	7,085,535	3.26%
11/14/2022 - 12/31/2024	Pelham S2K SBIC II, L.P.	359,630	355,736	0.16%
12/31/2017 - 06/30/2019	Tree Line Credit Strategies LP	19,000,000	18,625,120	8.57%
	Total	$41,028,865	$39,172,053	18.01%

Alternative Credit Income Fund	Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of December 31, 2024
BlackRock Global Credit Opportunities Fund, LP(a)	$8,229,857	N/A	N/A	$3,871,980
CVC European Mid-Market Solutions Fund(b)	1,554,551	N/A	N/A	206,342
EJF Financial Debt Strategies Fund LP	778,785	N/A	N/A	N/A
Great Lakes Funding II LLC, Series A(a)	412,515	N/A	N/A	81,651
GSO Credit Alpha Fund II LP(a)	2,129,954	N/A	N/A	7,382,124
Monroe Capital Private Credit Fund III LP(b)	7,085,535	N/A	N/A	1,498,740
Pelham S2K SBIC II, L.P.	355,736	N/A	N/A	1,640,370
Tree Line Credit Strategies LP	18,625,120	Quarterly	90	N/A
Total	$39,172,053			$14,681,207

Unfunded Commitments:

Security	Value	Maturity	Unfunded Commitment
Cor Leonis Limited, Revolver	$2,145,224	05/15/2028	$951,897
Hunter Point Capital Structured Notes Issuer, LLC, Subordinated Delayed Draw Notes	3,171,752	07/15/2052	3,375,195
Irradiant Intermediate Holdings, LP. Delayed Draw Term Loan	879,135	06/08/2028	580,000
Newbury Franklin Industrials, LLC, Delayed Draw Term Loan	–	12/11/2029	986,842
Next Flight Ventures, Delayed Draw Term Loan	927,651	12/26/2025	266,700
PhyNet Dermatology LLC, Delayed Draw Term Loan	7,759	10/20/2029	1,034,483
PMP OPCO, LLC, Delayed Draw Term Loan	(36,872)	05/31/2029	843,750
PMP OPCO, LLC, Revolver	(7,552)	05/31/2029	140,625
Riddell Inc., Delayed Draw Term Loan	–	03/29/2029	363,636
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Delayed Draw Term Loan	709,773	06/14/2028	475,382
VBC Spine Opco LLC (DxTX Pain and Spine LLC), Revolver	159,403	06/14/2028	80,645
Total	$7,956,273		$9,099,155

Total Unfunded Commitments			$23,780,362

(a)	A voluntary withdrawal may be permitted at the General Partner's discretion with the General Partner's consent.
(b)	A voluntary withdrawal may be permitted with the General Partner's prior written consent.